NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Notes payable

The Company’s notes payable consisted of the following for the years ended December 31, 2019 and 2018, respectively (in thousands):

	2019	2018
Notes Payable – Subordinated	$—	$400
Notes Payable – Subordinated Related Party	—	30,200
Notes Payable – Related Party	—	7,855
	—	38,455
Unamortized Debt Discount	—	(161)
Total Notes Payable	$—	$38,294